Document and Entity Information	Jan. 12, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 12, 2026
Entity Registrant Name	INTUITIVE MACHINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40823
Entity Tax Identification Number	36-5056189
Entity Address Address Line 1	13467 Columbia Shuttle Street
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77059
City Area Code	281
Local Phone Number	520-3703
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LUNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	As previously reported, on January 13, 2026, Intuitive Machines, Inc. (the “Company”) consummated the acquisition (the “Acquisition”) of 100% of the issued and outstanding membership interests of Lanteris Space Holdings LLC (“Lanteris”) through its subsidiary, Intuitive Machines, LLC (“Purchaser”), pursuant to the previously announced Membership Interest Purchase Agreement, dated as of November 3, 2025 (the “Purchase Agreement”), by and among the Company, Purchaser, Lanteris, Vantor Holdings Inc. (“Seller”) and Galileo TopCo, Inc. The Acquisition, first announced on November 4, 2025, was completed for $800 million before closing adjustments, consisting of $450 million in cash and $350 million of Intuitive Machines, Inc. Class A Common Stock, par value $0.0001 per share.The Company’s Current Report on Form 8-K, filed with the Securities and Exchange Commission (the “SEC”) on January 13, 2026 (the “Original Report”), contains a description of the closing of the Acquisition and related matters, which description is incorporated herein by reference.This Amendment No. 1 to the Original Report is being filed with the SEC solely to amend and supplement Item 9.01 of the Original Report to include the following information: • The historical audited consolidated financial statements of Lanteris as of December 31, 2025 and 2024, and for the years ended December 31, 2025 and 2024, attached hereto as Exhibit 99.1 and related consent of KPMG LLP, which is filed hereto as Exhibit 23.1; • Unaudited pro forma financial information and accompanying notes, as of and for the year ended December 31, 2025, attached hereto as Exhibit 99.2. This Amendment No. 1 makes no other amendments to the Original Report and should be read in conjunction with the Original Report. This Amendment No. 1 does not purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing of the Original Report.
Entity Central Index Key	0001844452